SHARE CAPITAL (Details Narrative) - USD ($)																											1 Months Ended								2 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 21, 2021	Sep. 08, 2021	Sep. 03, 2021	Aug. 12, 2021	Aug. 04, 2021	Aug. 03, 2021	Jul. 30, 2021	Jul. 29, 2021	Jul. 22, 2021	Jul. 21, 2021	Jun. 30, 2021	Jun. 29, 2021	Jun. 28, 2021	Jun. 21, 2021	Jun. 18, 2021	Jun. 15, 2021	Jun. 14, 2021	Apr. 22, 2021	Apr. 20, 2021	Apr. 09, 2021	Aug. 06, 2017	Jul. 06, 2017	Jun. 19, 2017	Dec. 11, 2015	Jan. 15, 2015	Dec. 15, 2014	Dec. 31, 2019	Nov. 30, 2019	Sep. 30, 2019	May 31, 2019	Jan. 31, 2019	May 31, 2018	Jan. 31, 2018	Jun. 30, 2017	Nov. 30, 2019	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2016	Dec. 31, 2021	Jul. 26, 2021	Jul. 25, 2021	Jun. 11, 2021	Nov. 30, 2020	Oct. 31, 2020	Dec. 31, 2018	Apr. 30, 2018	Sep. 16, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																											100,000,000									600,000,000					600,000,000			600,000,000	100,000,000
Common stock, par value																									$ 0.001	$ 0.001	$ 0.001			$ 0.001						$ 0.001					$ 0.001			$ 0.001	$ 0.001
Preferred stock shares authorized																											1,000,000									10,000,000					10,000,000				1,000,000
Preferred stock, par value																											$ 0.001									$ 0.001					$ 0.001			$ 0.001	$ 0.001
Number of common shares issued																			150,000	8,750,000						6,000,000	1,500,000		9,700,000				300,000											2,700,000
Shares Issued, Price Per Share																								$ 0.01		$ 0.001			$ 0.22				$ 0.50	$ 0.50									$ 0.22	$ 0.008
Stock Issued During Period, Value, Issued for Services																										$ 6,000							$ 180,000											$ 375,000
Stock Issued During Period, Shares, Purchase of Assets																									3,000,000
Finite-Lived Intangible Assets, Net																									$ 50,000
Stock Issued During Period, Value, Purchase of Assets																																												$ 24,000
Warrants to purchase shares																							500,000						50,000		175,000												50,000					2,500,000				50,000	2,500.000			2,405,000
Stock Redeemed or Called During Period, Shares																							9,000,000
Shares Issued, Shares, Share-based Payment Arrangement, before Forfeiture																							17,421,000											2,800,000
Shares Issued, Value, Share-based Payment Arrangement, before Forfeiture																																		$ 1,400,000
Debt outstanding, value																		$ 151,688
Shares, Issued																																												250,000
Warrants exercise price																							$ 0.50				$ 1.00									$ 0.10					$ 0.10			$ 0.26	$ 1.00							$ 1.00	$ 0.10		$ 0.50	$ 1.00
Sale of Common Stock, shares		310,000		310,000					1,300,000																				11,000,000	50,000	400,000		466,667		1,650,000									17,275,871
Debt Instrument, Unamortized Discount																											$ 370,584	$ 86,000	$ 819,500		$ 57,467				$ 86,000								$ 819,500	$ 777,610	$ 370,584
Interest Expense																																				$ 382,601		$ 681,076			$ 1,500,744	$ 1,507,662		$ 2,292,957	1,601,851
Professional Fees																											$ 330,000		3,432,000
Prepaid Expense																													$ 675,750		$ 160,000		$ 31,251										$ 675,750
Warrants and rights outstanding, term																							5 years																					5 years									5 years			3 years
Interest Expense																																												$ 1,411,203
Issuance of stock for debt																		2,000,000																										9,700,000
Stated value for issuance of stock																		$ 100,688																										$ 1,651,900
Loss on extinguishment of debt																																				$ 87,575		$ 68,925			$ 725,723	$ 919,242		$ 916,204
Shares term																																									4 years			2 months 23 days	1 year 18 days
Cash payment for debt																		$ 50,000
Sale of preferred units																																																	7,500
Preferred stock, shares issued																											0																	0	0
Number of warrant to purchase shares of common stock																																																	1
Common stock, shares outstanding											96,027,242																43,062,058									120,508,194				96,027,242	120,508,194			72,807,929	43,062,058
Preferred stock, shares outstanding											319,659																0													319,659				0	0
Common stock, shares outstanding																											43,062,058																	72,808,058	43,062,058
Common stock, shares issued											96,027,242																									120,508,194				96,027,242	120,508,194			72,807,929
Preferred units, per units																																																	$ 7
Warrants																																				55,220,633					55,220,633			3,395,000					750,000					2,245,000
Short Term Loan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt outstanding, value																																												$ 1,080,000
Short Term Loans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Unamortized Discount																																												$ 1,881,761
Thirty Day Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares																															250,000
Warrants exercise price																															$ 0.01
Warrants and Rights Outstanding																															$ 160,000
Share-based Payment Arrangement, Expense																																														$ 160,000
Sale of Common Stock, shares																																												250,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																												$ 0.30	$ 0.95		$ 0.76				$ 0.30								$ 0.95
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																												$ 0.22	$ 0.30		$ 0.65				$ 0.22								$ 0.30
Professional Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued																																166,667	166,667
Shares Issued, Price Per Share																																	$ 0.50
Professional Services [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued																																	500,000
On August 6 2017 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Purchase of Assets																					100,000
Rocco La Vista [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued							753,242
Charles A. Ross, Jr [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued						753,242
Doug Grau [Member] | Two Thousand Twenty One Long Term Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued					753,241
Secured Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt outstanding, value																						$ 250,000									$ 300,000
Debt Instrument, Interest Rate, Stated Percentage																						12.00%									16.66%
Debt Instrument, Term																						180 days									120 days
Sale of Common Stock, shares																															100,000
Notes Payable, Other Payables [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued																												150,000
Sale of Common Stock, shares																													1,400,000
Debt Instrument, Unamortized Discount																												$ 86,000	$ 812,000						$ 86,000								$ 812,000
Interest Expense																																											$ 228,460		$ 25,744
Notes Payable, Other Payables [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																												$ 0.30	$ 0.95						$ 0.30								$ 0.95
Notes Payable, Other Payables [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																												$ 0.22	0.30						$ 0.22								0.30
Notes Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt outstanding, value											$ 2,169,100																									$ 2,169,100				$ 2,169,100	$ 2,169,100
Sale of Common Stock, shares	100,000		34,489							1,220,000																															125,000
Interest Expense																																								839,434	$ 839,434
Loss on extinguishment of debt																																								$ 725,723	$ (725,723)
Number of warrant to purchase shares of common stock																																				17,333,333					17,333,333
Common stock, shares issued											600,000																									600,000				600,000	600,000
Notes Payable Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Common Stock, shares	500,000																																								300,000
Notes Payable 3 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Common Stock, shares																																									2,759,321
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other																																									17,421,000			17,421,000
Stock Redeemed or Called During Period, Shares																																									9,000,000			9,000,000
Sale of Common Stock, shares																																					2,500,000		70,000						100,000		1,166,000
Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																													0.70														0.70
Common Stock [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares Issued, Price Per Share																													$ 0.30														$ 0.30
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Other																																									500,000			500,000
Warrants to purchase shares																																												500,000
Warrants exercise price																																				$ 0.10					$ 0.10
Warrants																																				54,445,663					54,445,663
Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding																																				276,501					276,501			0
Number of common stock shares issued conversion								800,000
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																																																		250,000
Series A Convertible Preferred Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares authorized																																																	350,000
26 Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from Issuance or Sale of Equity																								$ 60,000
Ronald A Smith [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares																				2,000,000
Bridge loan																				$ 1,000,000
Exercise price of shares																				$ 0.10
Shares term																				5 years
Chief Executive Officer And President [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common shares issued																				8,000,000
Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares											1,500,000		500,000	5,000,000	2,857,200		500,000																							1,500,000											1,000,000
Warrants exercise price											$ 0.10		$ 0.10	$ 0.10	$ 0.10		$ 0.10																							$ 0.10											$ 0.10
Warrants and rights outstanding, term											3 years		3 years	3 years	3 years		3 years																							3 years											3 years
Issuance of stock for debt											15,000		5,000	50,000	28,572
Stock units, per units											$ 7		$ 7	$ 7	$ 7																									$ 7
Number of warrant to purchase shares of common stock											1		1	1	1		1																							1											1
Accredited Investor [Member] | Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of preferred units													5,000				5,000																																		10,000
Stock units, per units																	$ 7																																		$ 7
Preferred stock, shares issued											15,000			50,000	28,572		5,000																							15,000											10,000
Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares												1,600,000				5,714,300	4,265,800
Warrants exercise price												$ 0.10				$ 0.10	$ 0.10
Warrants and rights outstanding, term												3 years				3 years
Issuance of stock for debt												16,000				57,143
Stock units, per units												$ 7				$ 7	$ 7
Number of warrant to purchase shares of common stock												1				1
Holder [Member] | Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of stock for debt																	42,658
Preferred stock, shares issued												16,000				57,143	42,658
Holder One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares												800,000				7,514,300
Warrants exercise price												$ 0.10				$ 0.10
Warrants and rights outstanding, term												3 years				3 years
Issuance of stock for debt												8,000				75,143
Stock units, per units												$ 7				$ 7
Number of warrant to purchase shares of common stock												1				1
Holder One [Member] | Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued												8,000				75,143
Accredited Investor One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares											714,300																													714,300
Warrants exercise price											$ 0.10																													$ 0.10
Warrants and rights outstanding, term											3 years																													3 years
Issuance of stock for debt											7,143
Stock units, per units											$ 7																													$ 7
Number of warrant to purchase shares of common stock											1																													1
Accredited Investor One [Member] | Series B Preferred Stocks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued											7,143																													7,143